Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jul. 25, 2023
Warrants (Details) [Line Items]
Number of days determining warrants exercise price	20 days	20 years
Number of days after the closing of the initial business combination for registration statement to be effective	20 days	60 days
Effective day for registration statement to be effective	60 days
Warrant description	by dividing (x) the product of the number of Class A ordinary shares underlying the Warrants, multiplied by the excess of the “fair market value” (as defined below) less the exercise price of the Warrants by (y) the fair market value and (B) 0.361. The “fair market value” as used in this paragraph shall mean the volume weighted average price of the Class A ordinary shares for the 10 trading days ending on the trading day prior to the date on which the notice of exercise is received by the warrant agent.
Share price	$ 10	$ 10
Market value	$ 9.2
Market value percentage	180.00%
Percentage proceeds from issuances to total equity proceeds		60.00%
Warrant [Member]
Warrants (Details) [Line Items]
Share issued price per share	$ 18
Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Share price	$ 18	$ 11.5
Total equity proceeds rate	60.00%
Number of days determining fair market value of the Class A ordinary shares		10 days
Exceeds per public share		$ 10
Public Warrant [Member]
Warrants (Details) [Line Items]
Warrants exercise price	$ 11.5	$ 11.5
Number days after the initial Business Combination determining Warrants exercisable	30 days	30 years
Warrants expiration	5 years
Period for notice of redemption		30 days
Number of trading days determining warrant redemption		20 days
Number of trading days determining warrant redemption		30 days
Share issued price per share	$ 10
Warrant redemption price		$ 0.01
Warrant [Member]
Warrants (Details) [Line Items]
Warrants expiration		5 years
Share price			$ 1.5
Period for notice of redemption		30 days
Market value percentage	115.00%
Warrant redemption price		$ 0.1
Number of days determining warrants exercise price		20 days
Warrant [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Effective day for registration statement to be effective		60 days
Securities called by each warrant (in Shares)		0.361
Share Price Equals Or Exceeds 18 USD [Member]
Warrants (Details) [Line Items]
Number of trading days determining warrant redemption	20 days
Number of trading days determining warrant redemption	30 days
Share Price Equals Or Exceeds 18 USD [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Share price	$ 18	$ 18
Warrannnt exercise price	$ 18
Number of trading days determining warrant redemption	20 days
Number of trading days determining warrant redemption	30 days
Share issued price per share		18
Share Price Equals Or Exceeds 18 USD [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrant exercise price	$ 0.01
Period for notice of redemption	30 years
Share Price Equals Or Exceeds 10 USD [Member]
Warrants (Details) [Line Items]
Share price		10
Number of trading days determining warrant redemption	20 days
Number of trading days determining warrant redemption	30 days
Share Price Equals Or Exceeds 10 USD [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Period for notice of redemption	30 years
Share Price Equals Or Exceeds 10 USD [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Share price	$ 10	$ 10
Warrannnt exercise price	10
Share Price Equals Or Exceeds 10 USD [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Warrant exercise price	0.1
Number of trading days determining warrant redemption		20 days
Share Price Equals Or Exceeds 10 USD [Member] | Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Number of trading days determining warrant redemption		30 days
Share Price Less Than 920 USD [Member]
Warrants (Details) [Line Items]
Share price		$ 9.2
Share Price Less Than 920 USD [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Share price		18
Share issued price per share	$ 9.2	$ 9.2
Share Price Less Than 920 USD [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Class of warrant or right redemption price adjustment percentage		115.00%
Share Price Less Than 18 USD [Member] | Class A Ordinary Shares [Member]
Warrants (Details) [Line Items]
Share price		$ 18
Share Price Less Than 18 USD [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Class of warrant or right redemption price adjustment percentage		180.00%
Share Price Less Than 18 USD [Member] | Private Placement Warrants [Member]
Warrants (Details) [Line Items]
Number of trading days determining warrant redemption		30 days
Number of trading days determining warrant redemption		20 days